Taxation (Details) ¥ in Millions, $ in Millions		12 Months Ended
	Apr. 01, 2019 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2026 EUR (€)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2026 CNY (¥)
Taxation [Line Items]
Income tax rate		(25.00%)	(25.00%)	16.10%	6.30%
Percentage of statutory income tax rate		25.00%	25.00%	25.00%	25.00%
Rate of preferential tax		15.00%	15.00%
Rate of withholding tax		5.00%	5.00%
Foreign investor owns shares of FIE		25.00%	25.00%
Cash paid for income tax		$ 1,740			$ 859,882
Proceeds from Income Tax Refunds		40,004		246,771
Net operating loss		1,124,292		590,581
Valuation allowance of deferred tax assets		1,161,762		91,847	$ 121,016
Income taxes payable		12,454		11,614
Income tax recoverable		$ 15,616		$ 452,598
Tax liability | ¥							¥ 0.1
Hong Kong [Member]
Taxation [Line Items]
Profits tax rate	$ 2
Reduced tax rate	8.25%
Income tax rate		16.50%	16.50%
Serbia [Member]
Taxation [Line Items]
Income tax rate		15.00%	15.00%
Netherlands [Member]
Taxation [Line Items]
Income tax rate		25.80%	25.80%	25.80%	25.80%
Netherlands [Member] | CCSC Interconnect NL [Member]
Taxation [Line Items]
Profits tax rate | €			€ 200,000			€ 395,000
Income tax rate		19.00%	19.00%			15.00%
PRC [Member]
Taxation [Line Items]
Percentage of statutory income tax rate		25.00%	25.00%
High and New Technology Enterprise [Member]
Taxation [Line Items]
Rate of preferential tax		15.00%	15.00%
CCSC Technology Group [Member]
Taxation [Line Items]
Net operating loss		$ 7,291,678		$ 4,261,371
Valuation allowance of deferred tax assets		$ 1,161,762		$ 91,847
Foreign Investment Enterprise [Member]
Taxation [Line Items]
Percentage of dividends distributed		10.00%	10.00%